SCHEDULE OF INDEPENDENT VALUATION OF PERFORMANCE RIGHTS GRANTED (Details)				12 Months Ended
	Dec. 10, 2020 shares	Dec. 10, 2020 Integer	Nov. 29, 2018 shares	Jun. 30, 2022 AUD ($) shares $ / shares	Jun. 30, 2021 AUD ($) shares $ / shares	Jun. 30, 2020 AUD ($)
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments				$ 437,508	$ 714,577	$ (14,441)
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				83,937,500
Total fair value of performance rights				$ 524,998
Expenses arising from share-based payments				193,294
Classa Performance Rights One [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares					15,000,000
Total fair value of performance rights					$ 115,500
Expenses arising from share-based payments				$ 16,041	$ 38,500
Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				40,000,000
Valuation per options (cents) | $ / shares				$ 0.73
Total fair value of performance rights				$ 291,428
Expenses arising from share-based payments				$ 101,043
Mr Michael Tonroe [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			40,000,000
Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				20,000,000
Valuation per options (cents) | $ / shares				$ 0.52
Total fair value of performance rights				$ 103,104
Expenses arising from share-based payments				$ 26,459
Mr Carl Stubbings [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			20,000,000
Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				20,000,000
Valuation per options (cents) | $ / shares				$ 0.42
Total fair value of performance rights				$ 83,216
Expenses arising from share-based payments				$ 16,719
Mr Kevin Camilleri [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares			20,000,000
Other related parties [member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares				3,937,500
Valuation per options (cents) | $ / shares				$ 1.20
Total fair value of performance rights				$ 47,250
Expenses arising from share-based payments				49,073
Dr Lindsay Wakefield [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares	5,000,000		3,750,000		3,750,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 28,875
Expenses arising from share-based payments				4,010	$ 9,625
Dr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued	7,500,000	7,500,000	6,250,000		6,250,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 48,125
Expenses arising from share-based payments				6,684	$ 16,042
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued	7,500,000	7,500,000	5,000,000		5,000,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights					$ 38,500
Expenses arising from share-based payments				5,347	$ 12,833
Mr. Simon Morriss [Member] | Class D Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares					60,000,000
Valuation per options (cents) | $ / shares					$ 0.96
Total fair value of performance rights					$ 574,037
Expenses arising from share-based payments				191,346	$ 79,727
Mr. Stanley Sack [Member] | Class E Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of Performance Rights issued | shares					3,937,500
Valuation per options (cents) | $ / shares					$ 0.90
Total fair value of performance rights					$ 35,438
Expenses arising from share-based payments				$ 35,438	$ 4,622